BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Self-Insurance Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 23, 2019	Feb. 24, 2018
Movement in Present Value of Future Insurance Profits [Roll Forward]
Beginning balance	$ 1,217.7	$ 1,264.9
Expense	323.5	314.4
Claim payments	(279.3)	(287.6)
Other reductions	(115.6)	(74.0)
Ending balance	1,146.3	1,217.7
Less current portion	(306.8)	(296.0)
Long-term portion	$ 839.5	$ 921.7